U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.



1.      Name and address of issuer:
        State Street Research Money Market Trust
        One Financial Center
        Boston, MA 02111
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2.      Name of each series or class of funds for which this notice is filed:

        State Street Research Money Market Fund
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3.      Investment Company Act File Number:     811-4295

        Securities Act File Number:             2-97506
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4.      Last day of fiscal year for which this notice is filed: March 31, 1997
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5.      Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]
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6.      Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
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7.      Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

        State Street Research Money Market Fund shares                        0
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

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

        State Street Research Money Market Fund shares                        0
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9.      Number and aggregate sale price of securities sold during the fiscal year:

        Number of securities sold:
        State Street Research Money Market Fund shares              876,443,313

        Aggregate sale price of securities sold:
        State Street Research Money Market Fund shares             $876,443,313
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10.     Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        Number of securities sold:
        State Street Research Money Market Fund shares              876,443,313

        Aggregate sale price of securities sold:
        State Street Research Money Market Fund shares             $876,443,313
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11.     Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

        Number of securities issued:
        State Street Research Money Market Fund shares                7,159,409

        Aggregate sale price of securities issued:
        State Street Research Money Market Fund shares               $7,159,409
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

12.     Calculation of registration fee:

        (i)   Aggregate sale price of securities sold during the
              fiscal year in reliance on rule 24f-2
              (from Item 10):                                      $876,443,313

        (ii)  Aggregate price of shares issued in connection with
              dividend reinvestment plans (from Item 11,
              if applicable):                                     + $ 7,159,409

        (iii) Aggregate price of shares redeemed or repurchased
              during the fiscal year (if applicable):             - 886,739,763

        (iv)  Aggregate price of shares redeemed or repurchased
              and previously applied as a reduction to filing
              fees pursuant to rule 24e-2 (if applicable):                  + 0

        (v)   Net aggregate price of securities sold and issued
              during the fiscal year in reliance on rule 24f-2
              [line (i), plus line (ii), less line (iii), plus
              line (iv)] (if applicable):                           - 3,137,041

        (vi)  Multiplier prescribed by Section 6(b) of the
              Securities Act of 1933 or other applicable law
              or regulation (see Instruction C.6):                     x 1/3300

        (vii) Fee due [line (i) or line (v) multiplied by line (vi)]        $ 0
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Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within
              60 days after the close of the issuer's fiscal year.
              See Instruction C.3.
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13.     Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
        Informal and Other Procedures (17 CFR 202.3a).                      [ ]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)* /s/   Amy L. Simmons
                                  ---------------------
                                  Amy L. Simmons, Assistant Secretary

        Date May 29, 1997

        *Please print the name and title of the signing officer below the signature.